Investments in associates - Summarised balance sheet (Details) $ in Millions					12 Months Ended
		Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2022 USD ($)
Summarised balance sheet
Non-current assets		$ 6,354	$ 5,933		$ 6,354	$ 5,933
Current assets		4,103	4,421		4,103	4,421
Non-current liabilities		(3,573)	(3,558)		(3,573)	(3,558)
Current liabilities		(1,595)	(1,531)		(1,595)	(1,531)
Net equity attributable to owners		5,289	5,265	$ 5,217	5,289	5,265	$ 5,259
Group's carrying amount of investment		121	7		121	7
Associates
Summarised balance sheet
Group's carrying amount of investment		121	7	$ 16	121	7
Bioventus, Inc.
Summarised balance sheet
Non-current assets		421	471		421	471
Current assets		281	299		281	299
Non-current liabilities		(333)	(371)		(333)	(371)
Current liabilities		(162)	(211)		(162)	(211)
Net assets		207	188		207	188
Net equity attributable to owners		207	188		207	188
Group's share of net assets		55	51		55	51
Group adjustments	[1]	64	(45)		64	(45)
Group's carrying amount of investment		$ 119	$ 6		119	6
Percentage of associate held		26.60%	27.13%	27.96%
Fair value less cost of disposal		$ 133	$ 186		133	186
Cash distributions received					0	0
Other associates
Summarised balance sheet
Group's carrying amount of investment		$ 2	$ 1		$ 2	$ 1
Number of associates | item		2	2		2	2

[1]	Group adjustments include adjustments to align with Group policy.